Significant Accounting Policies - Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 49,189	¥ 320,039	$ 42,247	¥ 274,873	¥ 46,873	¥ 209,774
Tuition fees managed by Alipay and 99Bil
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 25,234		¥ 10,035